TAXES - Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAXES
Increase (decrease) in amount of unrecognized tax benefits	$ 3,291
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	3,740	$ 4,574	$ 5,104
Additions based on tax positions related to the current year	3,029	560	464
Additions for tax positions of prior years	803	334	569
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(367)	(1,443)	(1,348)
Settlements	(174)	(285)	(215)
Balance at December 31	$ 7,031	$ 3,740	$ 4,574